CONVERTIBLE NOTES	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
CONVERTIBLE NOTES [Abstract]
CONVERTIBLE NOTES
3.	CONVERTIBLE NOTES

On September 30, 2013 (the "September Closing Date"), the Company issued convertible notes to certain accredited investors (the "September Purchasers"), whereby the Company agreed to sell and the September Purchasers agreed to purchase the convertible notes in the aggregate principal amount of $745,000 (the "September Notes"). The September Notes mature one (1) year from the September Closing Date (the "September Maturity Date"), bear interest at an annual rate of 8%, and automatically convert into shares of the Company's common stock, $0.001 par value per share (the "Common Stock"), at a conversion price of $0.10 at maturity or earlier at the option of the September Purchaser. Full conversion of the principal value of the September Notes would result in the issuance of 7,450,000 shares of Common Stock. In connection with the issuance of the September Notes, the Company issued warrants to purchase shares of Common Stock, providing 50% coverage, exercisable at $0.125 per share (the "September Warrants").

On June 21, 2013 (the "June Closing Date"), the Company issued convertible notes to certain accredited investors (the "June Purchasers"), whereby the Company agreed to sell and the June Purchasers agreed to purchase the convertible notes in the aggregate principal amount of $1,098,000 (the "June Notes"). The June Notes mature one (1) year from the June Closing Date (the "June Maturity Date"), bear interest at an annual rate of 8%, and automatically convert into shares of the Company's common stock, $0.001 par value per share (the "Common Stock"), at a conversion price of $0.125 at maturity or earlier at the option of the June Purchaser. Full conversion of the principal value of the June Notes would result in the issuance of 8,784,000 shares of Common Stock. In connection with the issuance of the June Notes, the Company issued warrants to purchase shares of Common Stock, providing 50% coverage, exercisable at $0.15 per share (the "June Warrants").

At March 31, 2014, the Company had convertible notes ("Convertible Notes") totaling approximately $1,727,000 net of debt discount of approximately $116,000. The Convertible Notes stipulate that in the event at any time during the term of the Convertible Note, the Company closes on any debt or equity financing in an aggregate amount greater than or equal to $750,000, the noteholders will have the right to exchange the note for the equivalent dollar amount of securities sold in the new financing. The Company is not required to repay the Convertible Notes in cash, and there are no registration rights on the common stock underlying the Convertible Notes or Warrants.

The Company allocates the proceeds associated with the issuance of promissory notes based on the relative fair value of the promissory notes and warrants. Additionally, the Company evaluates if the embedded conversion option results in a beneficial conversion feature by comparing the relative fair value allocated to the promissory notes to the market value of the underlying Common Stock subject to conversion. In connection with the promissory note issuances during the years ended December 31, 2013, the Company received proceeds of $1,843,000. The Company allocated the proceeds in accordance with FASB Codification Topic 470 based on the related fair value as follows: $1,511,883 was allocated to the promissory notes and $171,012 to the warrants. Additionally, the embedded conversion feature resulted in a beneficial conversion feature in the amount of $160,105. The value assigned to the warrants resulting from the relative fair value calculation as well as the value of the beneficial conversion feature is recorded as a debt discount and is presented in the consolidated balance sheets. The debt discount is being amortized to interest expense over the term of the promissory notes. During the three months ended March 31, 2014 and 2013, debt discount of approximately $83,000 and $179,000, respectively, was charged to interest expense.

6. CONVERTIBLE NOTES:

On September 30, 2013 (the "Closing Date"), the Company issued convertible notes to certain accredited investors (the "Purchasers"), whereby the Company agreed to sell and the Purchasers agreed to purchase the convertible notes in the aggregate principal amount of $745,000 (the "Notes"). The Notes mature one (1) year from the Closing Date (the "Maturity Date"), bear interest at an annual rate of 8%, and automatically convert into shares of the Company's common stock, $0.001 par value per share (the "Common Stock"), at a conversion price of $0.10 at maturity or earlier at the option of the Purchaser. Full conversion of the principal value of the Notes would result in the issuance of 7,450,000 shares of Common Stock. In connection with the issuance of the Notes, the Company issued warrants to purchase shares of Common Stock, providing 50% coverage, exercisable at $0.125 per share (the "Warrants").

On June 21, 2013 (the "Closing Date"), the Company issued convertible notes to certain accredited investors (the "Purchasers"), whereby the Company agreed to sell and the Purchasers agreed to purchase the convertible notes in the aggregate principal amount of $1,098,000 (the "Notes"). The Notes mature one (1) year from the Closing Date (the "Maturity Date"), bear interest at an annual rate of 8%, and automatically convert into shares of the Company's common stock, $0.001 par value per share (the "Common Stock"), at a conversion price of $0.125 at maturity or earlier at the option of the Purchaser. Full conversion of the principal value of the Notes would result in the issuance of 8,784,000 shares of Common Stock. In connection with the issuance of the Notes, the Company issued warrants to purchase shares of Common Stock, providing 50% coverage, exercisable at $0.15 per share (the "Warrants").

At December 31, 2013, the Company had Convertible Notes totaling approximately $1,644,000 net of debt discount of approximately $199,000. The Notes stipulate that in the event at any time during the term of the Note, the Company closes on any debt or equity financing in an aggregate amount greater than or equal to $750,000, the noteholder will have the right to exchange the note for the equivalent dollar amount of securities sold in the new financing. The Company is not required to repay the Notes in cash, and there are no registration rights on the common stock underlying the Notes or Warrants.

At December 31, 2012 the Company had Convertible Notes totaling approximately $926,000 net of debt discount of $179,000 outstanding. In February 2013 all outstanding Convertible Notes plus accrued interest of approximately $121,000 were converted into 9,739,912 Common Shares.

In February 2012 the Company issued 12 month Promissory Notes in the principal amount of $700,000, which accrue interest at the rate of 8% per annum. Per the terms of the Note, the investors will be repaid in equity of the Company, not cash. During the term of the Notes, investors may at any time convert outstanding principal and interest into Common Stock of the Company at a rate of $0.15 per share. In addition, during the term of the Note, should the Company complete any subsequent financing, debt or equity, in an aggregate amount greater or equal to $750,000, which includes any equity component or the right to convert into equity, the investor shall have the option to exchange any outstanding principal and interest of the Note into the new financing. Pursuant to the terms of the Promissory Note, the note holder will receive 25% warrant coverage in the form of five year warrants to purchase that number of shares of common stock as follows: that number of shares of Common Stock equal to the quotient obtained by dividing (x) 25% of the Principal, by (y) $0.15, with the resulting number of shares having an exercise price equal to $0.175 per share of Common Stock. The warrants have a cashless exercise provision. The Promissory Notes do not have registration rights for the shares underlying the notes or warrants.

The Company allocates the proceeds associated with the issuance of promissory notes based on the relative fair value of the promissory notes and warrants. Additionally, the Company evaluates if the embedded conversion option results in a beneficial conversion feature by comparing the relative fair value allocated to the promissory notes to the market value of the underlying common stock subject to conversion. In connections with the promissory note issuances during the years ended December 31, 2013 and 2012 the Company received proceeds of $1,843,000 and $700,000, respectively. The Company allocated the proceeds in accordance with FASB Codification Topic 470 based on the related fair value as follows for the $1,843,000: $1,511,883 was allocated to the promissory notes and $171,012 to the warrants. Additionally, the embedded conversion feature resulted in a beneficial conversion feature in the amount of $160,105. For the $700,000, $612,300 was allocated to the promissory notes and $38,788 to the warrants. Additionally, the embedded conversion feature resulted in a beneficial conversion feature in the amount of $48,912. The value assigned to the warrants resulting from the relative fair value calculation as well as the value of the beneficial conversion feature is recorded as a debt discount and is presented in the consolidated balance sheets. The debt discount is being amortized to interest expense over the term of the promissory notes. During the year ended December 31, 2012, Convertible Notes in the principal and accrued interest amount of $798,911 were converted into 7,989,103 Common shares resulting in a reduction of debt discount and charge to interest expense in the amount of $235,762.